PHOENIX EMERGING MARKETS BOND FUND,
                    A SERIES OF PHOENIX MULTI-PORTFOLIO FUND

    Supplement dated December 1, 2005 to the Prospectus dated March 29, 2005, as supplemented May 17, 2005, June 17, 2005, July 1, 2005, October 7, 2005
                              and November 3, 2005

Important Notice to Investors

Effective December 1, 2005, HSBC Halbis Partners (USA) Inc. ("HSBC") is the subadviser to the Phoenix Emerging Markets Bond Fund (the "fund"). Phoenix Investment Counsel, Inc. continues to serve as the fund's investment adviser. The current prospectus for the fund is, therefore, hereby supplemented as follows:

On page 21, the subtitle and the first two paragraphs of "The Adviser" subsection under "Management of the Fund" are replaced with the following:

     THE ADVISER AND SUBADVISER

     Phoenix Investment Counsel, Inc. ("Phoenix") is the investment adviser to the fund and is located at 56 Prospect Street, Hartford, CT 06115. Phoenix acts as the investment adviser for 14 fund companies totaling 49 mutual funds and as adviser to institutional clients. As of September 30, 2005, Phoenix had approximately $19.3 billion in assets under management. Phoenix has acted as an investment adviser for over 70 years.

     HSBC is located at 452 Fifth Avenue, New York, NY 10018. HSBC is a wholly owned subsidiary of Halbis Partners (UK) Limited, which is wholly owned by HSBC Group Investment Businesses Limited. HSBC Group Investment Businesses Limited is wholly owned by HSBC Investment Bank Holdings PLC, which is wholly owned by HSBC Holdings PLC. As of September 30, 2005, HSBC had approximately $66 billion in assets under management.

     Subject to the direction of the fund's Board of Trustees, Phoenix is responsible for managing the fund's investment program, overseeing the fund's subadviser and recommending its hiring, termination and replacement, and for the general operations of the fund. HSBC, as subadviser, is responsible for the day-to-day management of the fund's investment portfolio. Phoenix and HSBC manage the fund's assets to conform with the investment policies as described in this prospectus.

     The fund pays Phoenix a monthly investment management fee that is accrued daily against the value of the fund's net assets at the following rates:

     ---------------------------------------------------------------------------------------------------------
                                    $1st billion         $1+ billion through $2 billion        $2+ billion
     -------------------------- ---------------------- ------------------------------------ ------------------
     Management Fee                     0.75%                         0.70%                       0.65%
     ---------------------------------------------------------------------------------------------------------

     Phoenix pays HSBC a subadvisory fee that is 50% of the gross management fee as calculated based on the average daily net assets of the fund.

     The fund and Phoenix have received an exemptive order from the Securities and Exchange Commission that permits Phoenix, subject to certain conditions, and without the approval of shareholders to: (a) employ a new unaffiliated investment adviser for a fund pursuant to the terms of a new subadvisory agreement, in each case either as a replacement for an existing subadviser or an additional subadviser; (b) change the terms of any subadvisory agreement;

     and (c) continue the employment of an existing subadviser on the same subadvisory contract terms where a contract has been assigned because of a change in control of the subadviser. In such circumstances, shareholders would receive notice of such action, including the information concerning the new subadviser that normally is provided in a proxy statement.

On page 21, the "Portfolio Management" subsection under "Management of the Fund" is replaced in its entirety with the following:

     A team of investment professionals led by Peter N. Marber manages the fund; each individual is jointly and primarily responsible for the day-to-day management of the fund's portfolio.

     MICHAEL GAGLIARDI. Mr. Gagliardi has served on the fund's portfolio management team since December 2005. He is a Managing Director, Senior Portfolio Manager for HSBC. Prior to joining HSBC, Mr. Gagliardi was CEO of The Atlantic Advisors, LLC, a leading independent global emerging markets funds management company, which was acquired by HSBC in June 2005. Prior to The Atlantic Advisors, LLC, he was CEO of Wasserstein Perella Emerging Markets from 1993 through 1999.

     PETER N. MARBER. Mr. Marber has served as lead portfolio manager of the fund since December 2005. He is the Head of Global Emerging Markets Fixed Income for HSBC. Prior to joining HSBC, Mr. Marber was President of The Atlantic Advisors, LLC, a leading independent global emerging markets funds management company, which was acquired by HSBC in June 2005. Prior to founding The Atlantic Advisors, Mr. Marber was a founding partner and President of Wasserstein Perella Emerging Markets where he built and managed global operations from 1993 through 1999.

     DENISE S. SIMON. Ms. Simon has served on the fund's portfolio management team since December 2005. She is a Managing Director, Senior Portfolio Manager for HSBC. Prior to joining HSBC, Ms. Simon was Managing Director and senior portfolio manager of The Atlantic Advisors, LLC, a leading independent global emerging markets funds management company, which was acquired by HSBC in June 2005. Prior to The Atlantic Advisors, LLC, Ms. Simon was a senior portfolio manager at Wasserstein Perella Emerging Markets where she managed global funds for some of the world's largest institutional and high net worth investors from 1998 through 1999.

     Please refer to the Statement of Additional Information for additional information about the fund's portfolio managers, including the structure of and method of computing compensation, other accounts they manage and their ownership of shares of the fund.

        INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR
                               FUTURE REFERENCE.

PXP 467/EMBF HSBC (12/05)

                       PHOENIX EMERGING MARKETS BOND FUND,
                    A SERIES OF PHOENIX MULTI-PORTFOLIO FUND

  Supplement dated December 1, 2005 to the Statement of Additional Information
       dated March 29, 2005, as supplemented April 1, 2005, May 17, 2005,
                June 17, 2005, July 1, 2005 and August 23, 2005

IMPORTANT NOTICE TO INVESTORS

Effective December 1, 2005, HSBC Halbis Partners (USA) Inc. ("HSBC") is the subadviser to the Phoenix Emerging Markets Bond Fund (the "Emerging Markets Fund").

The current Statement of Additional Information is, therefore, hereby supplemented as follows:

On page 22, under the new heading "Services of the Advisers and Subadvisers," after the third paragraph, the following is hereby added:

     HSBC Halbis Partners (USA) Inc. ("HSBC") is the subadviser to the Emerging Markets Fund and is located at 452 Fifth Avenue, New York, NY 10018. HSBC is a wholly owned subsidiary of Halbis Partners (UK) Limited, which is wholly owned by HSBC Group Investment Businesses Limited. HSBC Group Investment Businesses Limited is wholly owned by HSBC Investment Bank Holdings PLC, which is wholly owned by HSBC Holdings PLC. As of September 30, 2005 HSBC had approximately $66 billion in assets under management.

     The Subadvisory Agreement provides that the adviser, PIC, will delegate to HSBC the performance of certain of its investment management services with respect to the Emerging Markets Fund. HSBC will furnish at its own expense the office facilities and personnel necessary to perform such services. The Subadvisory Agreement will continue in effect from year to year if specifically approved at least annually by the Trustees, including a majority of the independent Trustees.

     For its services as subadviser, PIC pays HSBC compensation, payable monthly at the following annual rates:

     ---------------------------------------------------------------------------------------------------------
                                            $1st billion           $1+ billion through         $2+ billion
                                                                        $2 billion
     ---------------------------------- ---------------------- ---------------------------- ------------------
     HSBC Subadvisory Fee                      0.375%                    0.350%                  0.325%
     ---------------------------------------------------------------------------------------------------------


                INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
            STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.

PXP 468/EMBF-HSBC SA (12/05)